Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income before income taxes:
Domestic	¥ 448,291
Foreign	91,530
Income before income taxes	539,821	¥ 471,964	¥ 273,850
Current:
Domestic National Tax, Current	108,070
Domestic Local Tax, Current	23,725
Domestic, Total, Current		89,845	74,117
Foreign, Current	25,295	23,305	22,825
Subtotal, Current	157,090	113,150	96,942
Deferred:
Domestic national Tax, Deferred	19,936
Domestic local Tax, Deferred	6,163
Domestic, Total, Deferred		9,784	2,566
Foreign taxs, Deferred	(17,750)	1,775	(2,878)
Subtotal, Deferred	8,349	11,559	(312)
Total Income Tax expense (benefit)
Domestic national Tax	128,006
Domestic local Tax	29,888
Foreign taxes	7,545
Total	¥ 165,439	¥ 124,709	¥ 96,630